INTANGIBLE ASSETS AND GOODWILL (Schedule of intangible assets) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Licenses	$ 12,167,021	$ 12,141,476
Brands	644,800	868,982
Customer relationships	1,540,447	1,758,553
Intangible assets, gross	14,352,268	14,769,011
Less: accumulated amortization	(6,465,443)	(5,544,846)
Estimated aggregate amortization expense, Total	$ 7,886,825	$ 9,224,165